SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENT

Sempra Mexico Debt Offering

On February 14, 2013, Sempra Mexico publicly offered and sold $306 million (U.S. dollar equivalent) of 6.3-percent notes maturing in 2023 with a U.S. dollar equivalent rate of 4.12 percent after entering into a cross-currency swap for U.S. dollars at the time of issuance. Sempra Mexico also publicly offered and sold $102 million (U.S. dollar equivalent) of variable rate notes, maturing in 2018, which after a floating-to-fixed cross-currency swap for U.S. dollars at the time of issuance, carry a U.S. dollar equivalent rate of 2.66 percent. The notes and related interest are denominated in Mexican Pesos, and the interest rate for the variable rate notes is based on the Equilibrium Interbank Interest Rate plus 30 basis points. Sempra Mexico will use the proceeds of the notes for capital projects, including the development of natural gas pipelines and repayment of intercompany debt.